united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 7/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

Hanlon Managed Income Fund

Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Annual Report

July 31, 2017

www.HanlonFunds.com

1-844-828-3212

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the summary prospectus carefully before investing in the Funds.

Dear Fellow Shareholders,

Sean Hanlon, CFP®

Chairman, CEO and Chief Investment Officer

When Hanlon first introduced our tactical portfolio management science over 15 years ago, we sought to provide investors with a better fixed income solution, one that would provide steady returns while also protecting against large portfolio drawdowns. For investors nearing or in retirement, the Managed Income fund may provide a safety net during bear markets. For investors seeking growth, the fund can also be used to generate potentially higher returns than the traditional aggregate bond exposure of the classic “60/40” balanced portfolio. Tactical investing can be challenging in bull markets as we have seen over the past several years; however, we are confident in our tactical solutions, which have proven their worth time and time again during times of extreme market stress. We look forward to continuing our track record of positive, risk-adjusted returns for you, our valued investor.

Thank you,

4816-NLD-9/22/2017

Commentary

High yield bonds entered 2017 riding high, after outperforming nearly all other major asset classes in 2016. For several years, high yield bond performance has been inextricably linked with oil prices. Thanks to December 2016 OPEC production cut agreement, the risk was seemingly off the table. West Texas Intermediate had overtaken and held the key $50 trading level, and was poised to head higher. The price appreciation failed to hold however, as US shale drillers flooded the market with crude to more than make up for the OPEC reductions. Oil prices fell sharply in mid-March and the high yield bond market sold off in response.

The high yield market quickly recovered from the March hiccup, but there has been a general sense of unease as many analysts worry how long it will be before next major selloff. Many fund managers have advocated for a reduced allocation to high yield due to valuations that are rich by historical standards. The option-adjusted spread over Treasuries, at 3.61% as of July 31st, 2017, is well below the 5.75% historical average going back to 1997. The popular argument is that a reversion to the mean is likely and upside is limited at the current levels.

Our mandate in running the Managed Income fund is to be vigilant for potential pullbacks in the high yield bond market, so we keep close tabs on spreads, issuance activity, ratings actions, and default levels. Our research tells us that while upside may be limited to single digit gains, the fundamentals of the high yield bond market do not suggest a collapse is imminent.

Spreads are indeed tight by historical standards, but that fact alone does not mean that they must return to “normal” levels overnight. In August of 2003, spreads declined below the historical average of 5.75% and didn’t return to that level until November of 2007. There needs to be a fundamental reason for spreads to rise, otherwise we could be amid a prolonged period at or around the current levels.

High yield spreads are indicative of the risk premium investors associate with owning high yield debt rather than a risk-free Treasury security. Part of the reason spreads are low is that the default risk is currently relatively low. For several years, energy has been the major concern, but when oil fell to below $30 it took out several of the most vulnerable energy names and their high yield bonds. The result is that the remaining energy debt in the high yield market is much more resilient to an oil selloff. Oil seems to have established a near-term floor in the low $40 range, alleviating much of the energy-related concerns. The major sector at risk is currently retail, however retail comprises a much smaller proportion of the high yield bond market, roughly 3%.

Fitch Ratings calculated a trailing 12-month default rate of just 1.9% in July, down from 4.7% at the end of 2016. Some large retailers such as Sears Holdings have the potential to drive the default rate a bit higher by year end, but the overall trend in default activity has clearly been improving. Until defaults start increasing, and spreading to other sectors aside from retail, we feel comfortable collecting the coupon on our high yield bond holdings – while remaining vigilant as always to protect our clients when the data tells us it is time for caution.

4816-NLD-9/22/2017

Performance Update

The Hanlon Managed Income Fund entered the year fully invested with holdings in high yield bonds, emerging markets bonds, and high yield municipal bonds. The fund’s tactical signals triggered a sell recommendation in early March as high yield bonds sold off sharply. The fund exited all positions in favor of cash by mid-March. The market quickly recovered, making the trade a whipsaw sell and we followed the signal to get fully invested again at the end of March. The fund partially scaled back again in early May, reducing holdings in the iShares iBoxx US High Yield ETF (ticker: HYG) and the SPDR Bloomberg Barclays High Yield Bond ETF (ticker: JNK) to half weight (from roughly 66% of the portfolio to 33%). The fund returned to fully invested levels in mid-May. In late June the fund again rotated out of high yield bonds and held roughly 80% cash, maintaining this level until mid-July, at which point it scaled up all holdings to its current, fully invested level.

Performance was negatively impacted by the March trade, which was triggered by a dramatic sudden selloff during a strong uptrend. We followed the sell signal and raised cash, however the fund drew down -2% during the six trading days from March 1st to March 9th. Through July 31st, HANIX was up 1.81%, trailing with the Barclays US Aggregate Bond Index, which returned 2.71% during the same time frame. Due to the fund’s conservative risk profile, it is benchmarked against 3-month Treasury Bills, which returned 0.39% during the period.

4816-NLD-9/22/2017

Dear Fellow Shareholders,

Sean Hanlon, CFP®

Chairman, CEO and Chief Investment Officer

We launched the Hanlon Tactical Dividend and Momentum Fund with the goal of protecting our investors from large market drawdowns and providing positive, risk adjusted returns. Since its inception in September of 2015, we have refined the fund’s investment process to provide better correlation to the S&P 500 during strong market uptrends. The fund now invests in equity sectors in-line with their S&P 500 market capitalization, rather than the prior equal-weight approach. This ensures that when the market is steadily advancing, as it has been for much of 2017, the fund’s performance will more closely track the broader equity market. As always, the tactical element of our portfolio management is the key differentiator. When the market inevitably takes a step backwards and the bull market ends, Hanlon’s tactical expertise will be there for you, our valued investor, seeking to protect your hard-earned capital from catastrophic losses.

Thank you,

4815-NLD-9/22/2017

Commentary

For the first half of 2017, US equity markets rode the momentum of the so-called “Trump Trade”, bolstered by hopes that at least some of President Trump’s proposed initiatives would take hold and usher in a new era of domestic growth. One by one, however, the campaign promises have stalled, despite Republican control of both the executive and legislative branches. And while Trump’s pro-business, pro-growth agenda has fizzled, his confrontational and unorthodox approach to diplomacy has contributed to increased global tensions and uncertainty. Yet despite the controversies surrounding the Presidency, the major US stock indices continue to mark new all-time highs.

The resiliency of the stock market, and the US economy, is a good reminder of why one should not get caught up in the 24/7 news cycle and political theater. Yes, politicians can and do have a very real impact on the stock market and political agendas can translate into actionable trades for savvy investors. But we shouldn’t be so focused on how a piece of legislation will impact the markets that we ignore the true drivers of economic growth – free-market ingenuity and basic supply and demand. US corporations may be closely tuned into US politics – many aggressively court political favor via lobbyists – but at the end of the day, the successful companies are going to succeed no matter what Washington does or does not do.

Let’s look back to January 2017, the early days of the Trump honeymoon, to see where investors thought the year’s returns would come from.

Energy Independence: Trump’s surprise victory was largely due to his ability to rally the blue-collar base, via promises to lift restrictions on domestic energy production. Trump was vocal in his opposition to climate change science and appointed Scott Pruitt, who sued the EPA a dozen times, to run the agency. Energy rallied sharply after the election, and many investors argued that Trump would find a way to bring back jobs by fast-tracking projects related to oil, natural gas, and coal mining.

US Infrastructure: Another key element of Trump’s platform was a return to big government infrastructure spending. Lamenting the deteriorating condition of America’s highways, bridges, electrical grids, and airports; Trump proposed $1 trillion in spending. Investors eager to capitalize on the proposal initiated overweight positions in the Utilities, Industrials, and Materials sectors.

Repealing and Replacing the ACA: If there was one campaign promise that seemed certain to come to fruition in 2017, it was the overhaul of the US healthcare system via the repeal of the Affordable Care Act, commonly known as Obamacare. Since 2011, Republican lawmakers have attempted, often via symbolic legislation with no chance of passing, to repeal Obama’s signature piece of legislation. Now Republicans finally had control of the Presidency, the Senate, and the House of Representatives and were free to do away with the ACA. Investors wagered Healthcare stocks were due for a significant bounce.

4815-NLD-9/22/2017

Tax Reform: President Trump also promised tax reform for both individuals and businesses. Lowering corporate tax rates from 35% to 15% was proposed to make the US more attractive to businesses and spur corporate investment. While many companies end up paying a much lower rate than 35% and the actual rate can vary from company to company, it was generally suggested that the proposed tax reform would benefit sectors such as Consumer Staples, Consumer Discretionary, and Telecom.

More than halfway through 2017, none of the above four “Trump Trades” have panned out. Two proposals, the ACA repeal and tax reform, have failed dramatically in congress. Energy, as measured by the SPDR Energy Select Sector ETF (Ticker XLE), is down -10.42% through July month-end. Investors who based their trade thesis on Trump’s agenda may be looking back and finding their portfolios mispositioned. The best performing sector year-to-date has been Technology - notably absent on the list of Trump Trade beneficiaries. The SPDR Technology Select Sector ETF (Ticker XLK) is up 19.13% through the end of July. Comprising roughly 23.5% of the S&P, Technology has been the driving force behind the US stock market’s performance in 2017.

The key takeaway for US equity investors is to let the market data inform your portfolio allocation, rather than political promises. The Hanlon Tactical Dividend and Momentum (TDM) Fund was created to filter out market noise, relying on our proprietary tactical science to identify the S&P 500 sectors with an established uptrend, and avoid those at risk for significant drawdown. The fund lets the market guide the portfolio allocation, investing in each sector consistent with its respective weight in the S&P, or substituting cash for those sectors deemed at risk. Protection of your principal is our primary goal, with the added benefit of growth during bull markets.

Performance Update

The TDM Fund methodology was expanded April 17th, after an extensive review of the performance of individual stock selections made under the prior index-based methodology. The methodology expansion consisted of two changes — the ability to substitute the broader sector ETFs in place of individual equity positions, and a modification to hold each sector at its respective market capitalization weighting rather than at equal weight. With these changes, a fully invested TDM fund should be highly correlated to the S&P 500. The TDM fund still retains the ability to exit a sector if the proprietary trading signals suggest a sell.

Since the methodology change, we have been very pleased with the performance of the fund. The defensive, tactical nature of the TDM fund means that at certain moments, we may miss participation in an upside move due to our tactical positioning. However, in the long term, we believe that the benefits of the flexible, tactical asset allocation approach will provide security while the fund is still able to participate in a large portion of upside market movements. The ability to simplify the portfolio holdings via the sector ETFs in lieu of individual equity positions reduces trading costs and idiosyncratic security risk.

4815-NLD-9/22/2017

Year-to-date through July 31st, 2017, the TDM fund (ticker HTDIX) is up 5.74%. Since the methodology change on April 17th, the TDM fund gained 3.39%. The fund entered the year invested in all major US equity sectors except Healthcare. Healthcare exposure was added February 13th. Since May 1st, the fund has remained at a zero percent weighting in Energy, preferring to hold cash for roughly 7% of the portfolio. The remaining sectors are held at their respective market cap weights, with Technology (ticker XLK) being the largest holding.

4815-NLD-9/22/2017

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2017

The Fund’s performance figures* for each period ended July 31, 2017, compared to its benchmark:

	One Year	Since Inception (a)
Hanlon Managed Income Fund - Class A	1.28%	2.24%
Hanlon Managed Income Fund - Class A with load	(4.55)%	(0.91)%
Hanlon Managed Income Fund - Class C	0.55%	1.73%
Hanlon Managed Income Fund - Class I	1.61%	2.47%
Hanlon Managed Income Fund - Class R	1.13%	2.28%
Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	0.50%	0.35%

Comparison of the Change in Value of a $100,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2016 are 1.77%, 2.52%, 1.52% and 1.92%, for Class A, Class C, Class I and Class R shares, respectively. Hanlon Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2017 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of July 31, 2017

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	93.1%
Exchange Traded Funds - Asset Allocation	6.6%
Collateral For Securities Loaned	15.7%
Liabilities In Excess of Other Assets	(15.4)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2017

The Fund’s performance figures* for each period ended July 31, 2017, compared to its benchmark:

	One Year	Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	3.03%	(0.54)%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	(2.85)%	(3.60)%
Hanlon Tactical Dividend and Momentum Fund - Class C	2.28%	(1.17)%
Hanlon Tactical Dividend and Momentum Fund - Class I	3.28%	(0.39)%
Hanlon Tactical Dividend and Momentum Fund - Class R	2.85%	(0.88)%
S&P 500 Total Return Index (b)	16.04%	15.99%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2016 are 1.50%, 2.25%, 1.25% and 1.65% for Class A, Class C, Class I and Class R shares, respectively. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2017 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of July 31, 2017

Holdings By Investment Type	% of Net Assets
Exchange Trade Funds - Equity	93.4%
Collateral For Securities Loaned	8.5%
Money Market Fund	0.5%
Liabilities in Excess of Other Assets	(2.4)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 99.7%
	ASSET ALLOCATION FUND - 6.6%
507,666	SPDR Bloomberg Barclays Convertible Securities ETF	$25,875,736

	DEBT FUNDS - 93.1%
1,450,776	iShares iBoxx $ High Yield Corporate Bond ETF ^	128,988,494
168,885	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	17,185,738
3,449,372	SPDR Bloomberg Barclays High Yield Bond ETF	129,006,513
612,766	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,181,958
1,081,687	VanEck Vectors AMT-Free Intermediate Municipal Index ETF	26,079,474
678,373	VanEck Vectors Fallen Angel High Yield Bond ETF ^	20,310,488
843,997	VanEck Vectors High-Yield Municipal Index ETF	26,104,827
		364,857,492

	TOTAL EXCHANGE TRADED FUNDS (Cost - $387,616,736)	390,733,228

	SHORT-TERM INVESTMENTS - 15.7%
	COLLATERAL FOR SECURITIES LOANED - 15.7%
1,650,284	Dreyfus Government Cash Management, Investor Class 0.90% + (a)	1,650,284
60,000,000	Milestone Treasury Obligations Fund, Institutional Class 0.78% + (a)(b)	60,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $61,650,284)	61,650,284

	TOTAL INVESTMENTS - 115.4% (Cost - $449,267,020) (c)	$452,383,512
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(60,457,289)
	NET ASSETS - 100.0%	$391,926,223

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $60,374,712.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2017.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2017. Total collateral had a value of $61,650,284 at July 31, 2017.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $454,776,984 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,209,078
Unrealized depreciation	(5,602,550)
Net unrealized depreciation	$(2,393,472)

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS
July 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 93.4%
	EQUITY FUNDS - 93.4%
262,370	Consumer Discretionary Select Sector SPDR Fund ^	$23,970,123
304,986	Consumer Staples Select Sector SPDR Fund	16,871,826
1,124,994	Financial Select Sector SPDR Fund	28,226,099
349,800	Health Care Select Sector SPDR Fund	27,945,522
288,433	Industrial Select Sector SPDR Fund	19,702,858
102,657	Materials Select Sector SPDR Fund	5,609,178
176,223	Real Estate Select Sector SPDR Fund	5,743,108
849,765	Technology Select Sector SPDR Fund	48,572,567
116,139	Utilities Select Sector SPDR Fund ^	6,180,918
	TOTAL EXCHANGE TRADED FUNDS (Cost - $177,194,753)	182,822,199

	SHORT-TERM INVESTMENTS - 9.0%
	COLLATERAL FOR SECURITIES LOANED - 8.5%
7,331,971	Dreyfus Government Cash Management, Investor Class 0.90% + (a)	7,331,976
9,300,027	Milestone Treasury Obligations Fund, Institutional Class 0.78% + (a)(b)	9,300,027
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $16,632,003)	16,632,003

	MONEY MARKET FUND - 0.5%
910,015	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class 0.87% +	910,015
	(Cost - $910,015)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,542,018)	17,542,018

	TOTAL INVESTMENTS - 102.4% (Cost - $194,736,771) (c)	$200,364,217
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)%	(4,734,625)
	NET ASSETS - 100.0%	$195,629,592

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $16,274,113.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2017.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2017. Total collateral had a value of $16,632,003 at July 31, 2017.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $194,755,372 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,627,446
Unrealized depreciation	(18,601)
Net unrealized appreciation	$5,608,845

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2017

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Investments at cost	$449,267,020	$194,736,771
Investments at value	$452,383,512	$200,364,217
Receivable for securities sold	30,420,661	12,452,582
Receivable for fund shares sold	120,991	823
Dividends and interest receivable	84,334	31,478
Securities lending income receivable	11,643	—
Prepaid expenses and other assets	28,294	23,109
TOTAL ASSETS	483,049,435	212,872,209

LIABILITIES
Due to custodian - overdraft	1,610,465	—
Securities lending collateral	61,650,284	16,632,003
Payable for investments purchased	26,197,414	—
Payable for Fund shares repurchased	1,214,599	350,837
Investment advisory fees payable	341,570	175,293
Payable to related parties	44,876	16,121
Distribution (12b-1) fees payable	16,589	20,175
Accrued expenses and other liabilities	47,415	48,188
TOTAL LIABILITIES	91,123,212	17,242,617
NET ASSETS	$391,926,223	$195,629,592

COMPOSITION OF NET ASSETS:
Paid in capital	$399,991,734	$212,877,942
Undistributed net investment income (loss)	—	316,993
Accumulated net realized loss from security transactions	(11,182,003)	(23,192,789)
Net unrealized appreciation on investments	3,116,492	5,627,446
NET ASSETS	$391,926,223	$195,629,592

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$30,566,164	$20,811,893
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,116,125	2,107,861
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.81	$9.87
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$10.41	$10.48

Class C Shares:
Net Assets	$2,906,753	$2,997,324
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	298,513	309,790
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.74	$9.68

Class I Shares:
Net Assets	$340,624,170	$137,868,643
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	34,899,792	14,109,319
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.76	$9.77

Class R Shares:
Net Assets	$17,829,136	$33,951,732
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,823,021	3,489,361
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.78	$9.73

(a)	Class A and Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2017

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $1,924)	$23,719,045	$5,781,902
Securities lending income	695,930	5,036
Interest	285,678	142,512
TOTAL INVESTMENT INCOME	24,700,653	5,929,450

EXPENSES
Investment advisory fees	4,980,461	2,839,542
Distribution (12b-1) fees:
Class A	117,614	94,362
Class C	31,437	32,170
Class R	91,636	202,078
Shareholder servicing fees	326,603	198,999
Administration fees	268,213	160,823
Transfer agent fees	213,854	64,699
Custodian fees	77,438	69,123
Accounting services fees	72,462	56,551
Registration fees	71,004	73,905
Legal fees	33,581	35,993
Printing and postage expenses	30,462	19,261
Audit fees	19,573	19,553
Compliance officer fees	15,938	14,409
Trustees’ fees and expenses	13,933	14,878
Insurance expense	7,781	5,548
Other expenses	76,363	50,074
TOTAL EXPENSES	6,448,353	3,951,968

NET INVESTMENT INCOME	18,252,300	1,977,482

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	8,228,050	4,932,943
Distributions of realized gains from underlying investment companies	2,991	—
Net change in unrealized appreciation investments	(19,181,557)	(5,701,977)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(10,950,516)	(769,034)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,301,784	$1,208,448

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31, 2017	July 31, 2016 (a)
FROM OPERATIONS
Net investment income	$18,252,300	$10,456,580
Net realized gain (loss) from security transactions	8,228,050	(12,982,547)
Distributions of realized gains from underlying investment companies	2,991	—
Net change in unrealized appreciation (depreciation) on investments	(19,181,557)	22,298,049
Net increase in net assets resulting from operations	7,301,784	19,772,082

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,644,604)	(4,032,155)
Class C	(91,599)	(24,831)
Class I	(15,825,436)	(6,070,697)
Class R	(738,158)	(410,270)
From net realized gains:
Class A	(604,835)	—
Class C	(39,043)	—
Class I	(5,499,663)	—
Class R	(287,961)	—
From return of capital:
Class A	(14,816)	—
Class C	(1,206)	—
Class I	(136,368)	—
Class R	(7,232)	—
Net decrease in net assets resulting from distributions to shareholders	(24,890,921)	(10,537,953)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,109,503	801,647,044
Class C	1,638,379	2,246,851
Class I	51,746,236	515,984,125
Class R	2,983,264	36,128,040
Net asset value of shares issued in reinvestment of distributions:
Class A	1,616,785	514,777
Class C	122,531	23,674
Class I	840,848	225,479
Class R	1,033,351	410,271
Payments for shares redeemed:
Class A	(36,758,515)	(750,685,006)
Class C	(1,058,789)	(12,789)
Class I	(197,638,285)	(18,467,958)
Class R	(15,819,818)	(7,548,767)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(180,184,510)	580,465,741

TOTAL INCREASE (DECREASE) IN NET ASSETS	(197,773,647)	589,699,870

NET ASSETS
Beginning of Period	589,699,870	—
End of Period *	$391,926,223	$589,699,870
* Includes undistributed net investment income (loss) of:	$—	$47,253

SHARE ACTIVITY
Class A:
Shares Sold	1,107,900	80,731,355
Shares Reinvested	163,734	51,765
Shares Redeemed	(3,694,753)	(75,243,876)
Net increase (decrease) in shares of beneficial interest outstanding	(2,423,119)	5,539,244

Class C:
Shares Sold	165,204	228,265
Shares Reinvested	12,506	2,352
Shares Redeemed	(108,550)	(1,264)
Net increase in shares of beneficial interest outstanding	69,160	229,353

Class I:
Shares Sold	5,222,547	51,355,240
Shares Reinvested	85,594	22,523
Shares Redeemed	(19,973,135)	(1,812,977)
Net increase (decrease) in shares of beneficial interest outstanding	(14,664,994)	49,564,786

Class R:
Shares Sold	301,040	3,714,481
Shares Reinvested	104,950	40,727
Shares Redeemed	(1,583,184)	(754,993)
Net increase (decrease) in shares of beneficial interest outstanding	(1,177,194)	3,000,215

(a)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	July 31, 2017	July 31, 2016 (a)
FROM OPERATIONS
Net investment income	$1,977,482	$1,997,789
Net realized gain (loss) from security transactions	4,932,943	(28,250,303)
Net change in unrealized appreciation (depreciation) on investments	(5,701,977)	11,329,423
Net increase (decrease) in net assets resulting from operations	1,208,448	(14,923,091)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,031,652)
Class C	(22,718)	(9)
Class I	(2,233,264)	(3,848)
Class R	(342,497)	(0	) (b)
Net decrease in net assets resulting from distributions to shareholders	(2,598,479)	(1,035,509)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,202,966	448,633,952
Class C	1,286,483	2,792,335
Class I	22,623,569	299,079,162
Class R	5,154,705	111,564,051
Net asset value of shares issued in reinvestment of distributions:
Class A	—	95,187
Class C	21,324	0	(b)
Class I	97,779	515
Class R	342,497	0	(b)
Payments for shares redeemed:
Class A	(39,511,716)	(376,798,189)
Class C	(1,149,733)	(32,599)
Class I	(172,472,733)	(13,165,031)
Class R	(56,398,024)	(25,388,277)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(233,802,883)	446,781,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	(235,192,914)	430,822,506

NET ASSETS
Beginning of Period	430,822,506	—
End of Period *	$195,629,592	$430,822,506
* Includes undistributed net investment income of:	$316,993	$958,652

SHARE ACTIVITY
Class A:
Shares Sold	659,083	45,198,583
Shares Reinvested	—	9,634
Shares Redeemed	(4,135,338)	(39,624,101)
Net increase (decrease) in shares of beneficial interest outstanding	(3,476,255)	5,584,116

Class C:
Shares Sold	137,248	294,992
Shares Reinvested	2,283	0	(c)
Shares Redeemed	(121,287)	(3,446)
Net increase in shares of beneficial interest outstanding	18,244	291,546

Class I:
Shares Sold	2,395,020	31,528,984
Shares Reinvested	10,424	52
Shares Redeemed	(18,461,672)	(1,363,489)
Net increase (decrease) in shares of beneficial interest outstanding	(16,056,228)	30,165,547

Class R:
Shares Sold	554,527	11,659,568
Shares Reinvested	36,592	0	(c)
Shares Redeemed	(6,075,846)	(2,685,480)
Net increase (decrease) in shares of beneficial interest outstanding	(5,484,727)	8,974,088

(a)	The Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

(b)	Total amount of distribution/reinvestment is less than $1.00.

(c)	Total number of reinvested shares is less than 1.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended		Period Ended
	July 31,		July 31,
	2017		2016 (1)
Net asset value, beginning of period	$10.15		$10.00

Activity from investment operations:
Net investment income (2)	0.35		0.22
Net realized and unrealized gain (loss) on investments	(0.21)		0.07
Total from investment operations	0.14		0.29

Less distributions from:
Net investment income	(0.36)		(0.14)
Net realized gains	(0.12)		—
Return of capital	(0.00	) (3)	—
Total distributions	(0.48)		(0.14)

Net asset value, end of period	$9.81		$10.15	(5)

Total return (4)	1.28%		2.97%

Net assets, at end of period (000’s)	$30,566		$56,249

Ratio of expenses to average net assets (6)	1.50%		1.40	% (7)
Ratio of net investment income to average net assets (8)	3.47%		2.54	% (7)

Portfolio Turnover Rate	933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended		Period Ended
	July 31,		July 31,
	2017		2016 (1)
Net asset value, beginning of period	$10.09		$10.00

Activity from investment operations:
Net investment income (2)	0.26		0.22
Net realized and unrealized gain (loss) on investments	(0.20)		0.04
Total from investment operations	0.06		0.26

Less distributions from:
Net investment income	(0.29)		(0.17)
Net realized gains	(0.12)		—
Return of capital	(0.00	) (3)	—
Total distributions	(0.41)		(0.17)

Net asset value, end of period	$9.74		$10.09

Total return (4)	0.55%		2.73	% (5)

Net assets, at end of period (000’s)	$2,907		$2,315

Ratio of expenses to average net assets (6)	2.25%		2.22	% (7)
Ratio of net investment income to average net assets (8)	2.58%		2.52	% (7)

Portfolio Turnover Rate	933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended		Period Ended
	July 31,		July 31,
	2017		2016 (1)
Net asset value, beginning of period	$10.10		$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.37		(0.05	) (3)
Net realized and unrealized gain (loss) on investments	(0.22)		0.35
Total from investment operations	0.15		0.30

Less distributions from:
Net investment income	(0.37)		(0.20)
Net realized gains	(0.12)		—
Return of capital	(0.00	) (4)	—
Total distributions	(0.49)		(0.20)

Net asset value, end of period	$9.76		$10.10

Total return (5)	1.61%		3.05	% (6)

Net assets, at end of period (000’s)	$340,624		$500,760

Ratio of expenses to average net assets (7)	1.25%		1.36	% (8)
Ratio of net investment income (loss) to average net assets (9)	3.72%		(0.48	)% (3,8)

Portfolio Turnover Rate	933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.01 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Year Ended		Period Ended
	July 31,		July 31,
	2017		2016 (1)
Net asset value, beginning of period	$10.12		$10.00

Activity from investment operations:
Net investment income (2)	0.33		0.25
Net realized and unrealized gain (loss) on investments	(0.21)		0.06
Total from investment operations	0.12		0.31

Less distributions from:
Net investment income	(0.34)		(0.19)
Net realized gains	(0.12)		—
Return of capital	(0.00	) (3)	—
Total distributions	(0.46)		(0.19)

Net asset value, end of period	$9.78		$10.12	(5)

Total return (4)	1.13%		3.20%

Net assets, at end of period (000’s)	$17,829		$30,376

Ratio of expenses to average net assets (6)	1.65%		1.67	% (7)
Ratio of net investment income to average net assets (8)	3.36%		2.86	% (7)

Portfolio Turnover Rate	933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Year Ended	Period Ended
	July 31,	July 31,
	2017	2016 (1)
Net asset value, beginning of period	$9.58	$10.00

Activity from investment operations:
Net investment income (2)	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.24	(0.45)
Total from investment operations	0.29	(0.39)

Less distributions from:
Net investment income	—	(0.03)
Total distributions	—	(0.03)

Net asset value, end of period	$9.87	$9.58

Total return (3)	3.03%	(3.92	)% (4)

Net assets, at end of period (000’s)	$20,812	$53,517

Ratio of expenses to average net assets (5)	1.53%	1.40	% (6)
Ratio of net investment income to average net assets (5,7)	0.57%	0.75	% (6)

Portfolio Turnover Rate	384%	579	% (4)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Year Ended	Period Ended
	July 31,	July 31,
	2017	2016 (1)
Net asset value, beginning of period	$9.53	$10.00

Activity from investment operations:
Net investment loss (2,3)	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	0.24	(0.44)
Total from investment operations	0.21	(0.44)

Less distributions from:
Net investment income	(0.06)	(0.03)
Total distributions	(0.06)	(0.03)

Net asset value, end of period	$9.68	$9.53

Total return (5)	2.28%	(4.38	)% (6)

Net assets, at end of period (000’s)	$2,997	$2,778

Ratio of expenses to average net assets (7)	2.28%	2.23	% (8)
Ratio of net investment loss to average net assets (7,9)	(0.31)%	(0.08	)% (4,8)

Portfolio Turnover Rate	384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.01 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Year Ended	Period Ended
	July 31,	July 31,
	2017	2016 (1)
Net asset value, beginning of period	$9.58	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.07	(0.02	) (3)
Net realized and unrealized gain (loss) on investments	0.24	(0.37)
Total from investment operations	0.31	(0.39)

Less distributions from:
Net investment income	(0.12)	(0.03)
Total distributions	(0.12)	(0.03)

Net asset value, end of period	$9.77	$9.58

Total return (4)	3.28%	(3.88	)% (5)

Net assets, at end of period (000’s)	$137,869	$289,029

Ratio of expenses to average net assets (7)	1.28%	1.44	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.81%	(0.17	)% (3,7)

Portfolio Turnover Rate	384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Year Ended	Period Ended
	July 31,	July 31,
	2017	2016 (1)
Net asset value, beginning of period	$9.53	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.23	(0.49)
Total from investment operations	0.27	(0.44)

Less distributions from:
Net investment income	(0.07)	(0.03)
Total distributions	(0.07)	(0.03)

Net asset value, end of period	$9.73	$9.53

Total return (3)	2.85%	(4.38	)% (4)

Net assets, at end of period (000’s)	$33,952	$85,499

Ratio of expenses to average net assets (5)	1.68%	1.66	% (6)
Ratio of net investment income to average net assets (5,7)	0.45%	0.56	% (6)

Portfolio Turnover Rate	384%	579	% (4)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS
July 31, 2017

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns, and the Fund is non-diversified. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income, and the Fund is diversified.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Class A and Class C shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within less than one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation, (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$390,733,228	$—	$—	$390,733,228
Short-Term Investments	61,650,284	—	—	61,650,284
Total	$452,383,512	$—	$—	$452,383,512

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$182,822,199	$—	$—	$182,822,199
Short-Term Investments	17,542,018	—	—	17,542,018
Total	$200,364,217	$—	$—	$200,364,217

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund, dividends from net investment income are declared and distributed monthly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2016, or expected to be taken in the Funds’ 2017 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2017 amounted to $4,041,845,923 and $4,227,041,721, respectively, for the Hanlon Managed Income Fund and $990,557,704 and $1,235,060,234, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the year ended July 31, 2017 the Advisor earned advisory fees of $4,980,461 and $2,839,542 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “Waiver Agreement”), until at least November 28, 2017, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the year ended July 31, 2017 the Advisor did not waive any fees for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C, Class I and Class R shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the year ended July 31, 2017, the Hanlon Managed Income Fund incurred distribution fees of $117,614, $31,437 and $91,636 for Class A, Class C and Class R shares, respectively. For the year ended July 31, 2017 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $94,362, $32,170 and $202,078 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended July 31, 2017, the Distributor received $28,701 and $18,641 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Managed Income Fund, of which $4,066 and $2,258 was retained by the principal underwriter for Class A and Class C shares, respectively. During the year ended July 31, 2017, the Distributor received $130,976 and $20,600 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Tactical Dividend and Momentum Fund, of which $18,157 and $7,735 for Class A and Class C shares, respectively, was retained by the principal underwriter.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended July 31, 2017 and July 31, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2017	Income	Capital Gains	Capital	Total
Hanlon Managed Income Fund	$24,730,852	$447	$159,622	$24,890,921
Hanlon Tactical Dividend and Momentum Fund	2,598,479	—	—	$2,598,479

For the period	Ordinary	Long-Term	Return of
9/9/2015 (commencement of operations) to 7/31/16	Income	Capital Gains	Capital	Total
Hanlon Managed Income Fund	$10,537,953	$—	$—	$10,537,953
Hanlon Tactical Dividend and Momentum Fund	1,035,509	—	—	$1,035,509

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$—	$—	$(5,672,039)	$—	$—	$(2,393,472)	$(8,065,511)
Hanlon Tactical Dividend and Momentum Fund	316,993	—	—	(23,174,188)	—	5,608,845	(17,248,350)

The difference between book basis and tax basis unrealized appreciation/(depreciation), undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Hanlon Managed Income Fund incurred and elected to defer such capital losses of $5,672,039.

At July 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Hanlon Managed Income Fund	$—	$—	$—
Hanlon Tactical Dividend and Momentum Fund	23,174,188	—	23,174,188

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

Permanent book and tax differences, primarily attributable to adjustments for real estate investment trusts resulted in reclassifications for the fiscal year ended July 31, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Hanlon Managed Income Fund	$—	$244	$(244)
Hanlon Tactical Dividend and Momentum Fund	—	(20,662)	20,662

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2017 Pershing LLC held 83.05% and 67.80% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hanlon Managed Income Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2017, the percentage of the Fund’s net assets invested in the iShares ETF was 32.9%.

The Hanlon Managed Income Fund currently invests a portion of its assets in the SPDR Bloomberg Barclays High Yield Bond ETF (“SPDR ETF”). The Fund may redeem its investment from the SPDR ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2017, the percentage of the Fund’s net assets invested in the SPDR ETF was 32.9%

8.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At July 31, 2017, the following Funds loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management and Milestone Treasury Obligations Fund as shown in the Schedules of Investments. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

The percentage of total investment income the Funds received from the investment of cash collateral retained by the lending agent, BNY Mellon, market values of loaned securities and collateral were as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$60,374,712	$61,650,284	2.82%
Hanlon Tactical Dividend and Momentum Fund	$16,274,113	$16,632,003	0.08%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities lending collateral	$61,650,284	$—	$61,650,284	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities lending collateral	$16,632,003	$—	$16,632,003	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of July 31, 2017:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$1,650,284	$—	$—	$—	$1,650,284
Milestone Treasury Obligations Fund	60,000,000	—	—	—	60,000,000
Total securities lending	$61,650,284	$—	$—	$—	$61,650,284

Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$7,331,976	$—	$—	$—	$7,331,976
Milestone Treasury Obligations Fund	9,300,027	—	—	—	9,300,027
Total securities lending	$16,632,003	$—	$—	$—	$16,632,003

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $60,374,712 and $16,274,113 at July 31, 2017, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $61,650,284 and $16,632,003 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at July 31, 2017, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At July 31, 2017, the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $-0- and $-0-, respectively.

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2017

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Grant Thornton LLP 757 Third Ave., 9th Floor New York, NY 10017 T 212.599.0100 F 212.370.4520 www.GrantThornton.com

Board of Trustees of Two Roads Shared Trust

and Shareholders of Hanlon Managed Income Fund

and Hanlon Tactical Dividend and Momentum Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund (two of the funds in the Two Roads Shared Trust) (collectively, the “Funds”) as of July 31, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year ended July 31, 2017 and for the period from September 9, 2015 (date of commencement of operations) through July 31, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund as of July 31, 2017, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year ended July 31, 2017 and for the period from September 9, 2015 (date of commencement of operations) through July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

New York, New York

September 29, 2017

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Hanlon Funds
EXPENSE EXAMPLE (Unaudited)
July 31, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 through July 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	2/1/17	7/31/17	Period *	7/31/17	Period *

Hanlon Managed Income Fund – Class A	1.58%	$1,000.00	$1,005.50	$ 7.86	$1,016.96	$ 7.90
Hanlon Managed Income Fund – Class C	2.33%	$1,000.00	$1,003.00	$ 11.57	$1,013.24	$ 11.63
Hanlon Managed Income Fund – Class I	1.33%	$1,000.00	$1,006.70	$ 6.62	$1,018.20	$ 6.66
Hanlon Managed Income Fund – Class R	1.73%	$1,000.00	$1,004.80	$ 8.60	$1,016.22	$ 8.65
Hanlon Tactical Dividend and Momentum Fund – Class A	1.64%	$1,000.00	$1,034.60	$ 8.27	$1,016.66	$ 8.20
Hanlon Tactical Dividend and Momentum Fund – Class C	2.39%	$1,000.00	$1,032.00	$ 12.04	$1,012.94	$ 11.93
Hanlon Tactical Dividend and Momentum Fund – Class I	1.39%	$1,000.00	$1,036.10	$ 7.02	$1,017.90	$ 6.95
Hanlon Tactical Dividend and Momentum Fund – Class R	1.79%	$1,000.00	$1,034.00	$ 9.03	$1,015.92	$ 8.95

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

HANLON FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2017

Approval of Advisory Agreement – Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund

At a meeting held on March 27, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Hanlon Investment Management, Inc. (“Hanlon” or the “Adviser”) and the Trust on behalf of the Hanlon Managed Income Fund (the “Income Fund”) and the Hanlon Tactical Dividend and Momentum Fund (the “TDM Fund” and each a “Hanlon Fund” and together, the “Hanlon Funds”), each a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Hanlon Funds by Hanlon; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; and (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from Hanlon. The Board was also advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding the Board’s responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hanlon related to the Agreement with the Trust on behalf of the Hanlon Funds, including the Agreement, Hanlon’s Form ADV, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Hanlon, an overview of the personnel that would perform services for each Hanlon Fund, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), and an independent report prepared by Morningstar analyzing the performance record, fees and expenses of each Fund as compared to other mutual funds with similar investment strategies.

In reaching their conclusions, the Board considered the size, structure, performance record and experience of Hanlon, the experience and qualifications of Hanlon’s management team, and the performance of each of the Hanlon Funds. The Board took into account that Hanlon had identified and made changes to the TDM Fund’s investment strategy in an effort to improve performance. The Board noted that Hanlon had allocated appropriate resources and staff to operate its compliance program and has adopted cybersecurity and business continuity policies and procedures. The Board concluded that Hanlon had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures required to perform its duties under the Agreement and that the nature, overall quality and extent of the management services provided by Hanlon to the Hanlon Funds were satisfactory and reliable.

Performance. Among other data, the Board considered each Hanlon Fund’s performance for the one-year and since inception periods ended December 31, 2016 as compared to each Hanlon Fund’s benchmark index and against a group of peer funds (the “Peer Group”) provided by Morningstar, an independent third-party data provider. For the Income Fund, the Board considered that the Fund underperformed the median of its Peer Group and Morningstar category (High Yield Bond). The Board took into account Hanlon’s discussion of the Income Fund’s performance relative to the Peer Group and the Morningstar category, including the differences in the Income Fund’s investment strategy from the Peer Group and Morningstar category due to its tactical nature, which may not always

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

generate returns in line with high yield bond funds. The Board considered that the Income Fund’s benchmark for performance reporting, as included in its most recent semi-annual report for the period ended January 31, 2017, was the Barclays Capital U.S. Treasury Bill 1-3 Month Index, and that the Income Fund outperformed its benchmark for the one-year and since inception periods ended December 31, 2016. The Board also noted the relatively small difference in the Fund’s performance versus the Peer Group median.

With respect to the TDM Fund, the Board considered that the Fund underperformed the median of its Peer Group and Morningstar category (Tactical Allocation) for the one-year and since inception (September 9, 2015) periods ended December 31, 2016. The Board also considered that the TDM Fund underperformed its benchmark (S&P 500 Total Return Index) as identified in its most recent semi-annual report for the period ended January 31, 2017. The Board took into account the presentation received from Hanlon regarding the TDM Fund’s underperformance and the Board’s consideration of Hanlon’s modifications to the TDM Fund’s investment strategy in an attempt to improve future returns. The Board concluded that, with respect to the Income Fund, overall performance was satisfactory, and that the underperformance of the TDM Fund was being satisfactorily addressed.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Hanlon, the Board considered, among other data, a comparison of each Hanlon Fund’s contractual advisory fee and net expense ratio to those of each Hanlon Fund’s Peer Group provided by Morningstar.

The Board noted that the Income Fund’s advisory fee was below the median of the Income Fund’s Peer Group. The Board also considered the Income Fund’s total net expenses (Class I) which was less than the median of the Peer Group. The Board also noted that Hanlon has agreed to reimburse expenses to limit net annual operating expenses to 1.70%, 2.45%, 1.45%, 1.85% and 2.45% of the average daily net assets attributable to Class A, Class C, Class I, Class R and Investor Class shares (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses).

With respect to the TDM Fund, the Board noted that Hanlon’s advisory fee was below the median of the TDM Fund’s Peer Group. The Board also considered that the TDM Fund’s total net expenses (Class I) was below the median of the Peer Group. The Board noted that Hanlon has agreed to reimburse expenses to limit net annual operating expenses to 1.70%, 2.45%, 1.45%, 1.85% and 2.45% of the average daily net assets attributable to Class A, Class C, Class I, Class R and Investor Class shares (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses).

Based upon the factors above, the Board concluded that the advisory fee paid to Hanlon by each Hanlon Fund was reasonable.

Profitability. The Board considered Hanlon’s profitability and whether these profits are reasonable in light of the services provided to the Hanlon Funds. The Board reviewed a profitability analysis prepared by Hanlon based on current asset levels of each of the Hanlon Funds, and considered the total profits of Hanlon from its relationship with each Hanlon Fund. The Board concluded that Hanlon’s profitability from its relationship with each of the Hanlon Funds, if any, was not excessive.

Economies of Scale. The Board considered whether Hanlon would realize economies of scale with respect to its management of the Hanlon Funds as each Hanlon Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analysis prepared by Hanlon, and noted that at current and expected asset levels, economies of scale were not a relevant consideration for the Hanlon Funds at this time. The Board noted that it would revisit whether economies of scale should be taken into account in the future once the Hanlon Funds have achieved sufficient scale.

Other Benefits. The Board also considered any other direct and incidental benefits to be received by Hanlon from its association with the Hanlon Funds. The Board noted that Hanlon had identified potential “fall-out” benefits

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July 31, 2017

that it may receive including enhanced trading efficiencies from utilizing a pooled investment vehicle as compared to individual client accounts and brand recognition and reputation. The Board considered that these benefits appeared to be reasonable.

Conclusion. The Board, having requested and received such information from Hanlon as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for a subsequent one-year term is in the best interests of the Hanlon Funds and their shareholders. In considering the proposed Agreement renewal, the Board did not identify any one factor as all important, and each Trustee may have considered different factors as more important.

HANLON FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

Approval of Advisory Agreement – Hanlon Tactical Dividend and Momentum Fund and the Hanlon Managed Income Fund

At a meeting held on June 22, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Hanlon Investment Management, Inc. (“Hanlon” or the “Adviser”) and the Trust on behalf of the Hanlon Managed Income Fund (the “Income Fund”) and the Hanlon Tactical Dividend and Momentum Fund (the “TDM Fund” and each a “Hanlon Fund” and together, the “Hanlon Funds”), each a series of the Trust. The consideration of the Agreement at this Meeting was due to a change in the schedule for the timing of the annual consideration of the Agreement going forward.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Hanlon Funds by Hanlon; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; and (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security. The Board noted that it had reviewed similar materials at its March 27, 2017 meeting (the “Prior Meeting”) in connection with the annual consideration of the Agreement and that additional materials submitted by Hanlon provided an update with respect to any changes that had occurred since the Prior Meeting. In considering the factors relating to their approval of the Agreement at the Meeting, the Board took into account the information that the Board received at the Prior Meeting in connection with the annual consideration of the Agreement. It was noted that the Board’s conclusions were consistent with those reached at the Prior Meeting.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from Hanlon. The Board was also advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding the Board’s responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hanlon related to the Agreement with the Trust on behalf of the Hanlon Funds, including the Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Hanlon, an overview of the personnel that would perform services for each Hanlon Fund, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), and an independent report prepared by Morningstar analyzing the performance record, fees and expenses of each Fund as compared to other mutual funds with similar investment strategies.

In reaching their conclusions, the Board considered the size, structure, performance record and experience of Hanlon, the experience and qualifications of Hanlon’s management team, and the performance of each of the Hanlon Funds. The Board took into account that Hanlon had identified and made changes to the TDM Fund’s investment strategy in an effort to improve performance. The Board noted that Hanlon had allocated appropriate resources and staff to operate its compliance program and has adopted cybersecurity and business continuity policies and procedures. The Board concluded that Hanlon had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Agreement and that the nature, overall quality and extent of the management services provided by Hanlon to the Hanlon Funds were satisfactory and reliable.

Performance. Among other data, the Board considered each Hanlon Fund’s performance for the one-year and since inception periods ended December 31, 2016 as compared to each Hanlon Fund’s benchmark index and

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

against a group of peer funds (the “Peer Group”) provided by Morningstar, an independent third-party data provider. For the Income Fund, the Board considered that the Fund underperformed the median of its Peer Group and Morningstar category (High Yield Bond). The Board took into account Hanlon’s discussion of the Income Fund’s performance relative to the Peer Group and the Morningstar category, including the differences between the Income Fund’s investment strategy and those of the funds in the Peer Group and Morningstar category due to its tactical nature, which may not always generate returns in line with high yield bond funds. The Board considered that the Income Fund’s benchmark for performance reporting, as included in its most recent semi-annual report for the period ended January 31, 2017, was the Barclays Capital U.S. Treasury Bill 1-3 Month Index, and that the Income Fund outperformed its benchmark for the one-year and since inception periods ended December 31, 2016. The Board also noted the relatively small difference in the Fund’s performance as compared to the Peer Group median.

With respect to the TDM Fund, the Board considered that the Fund underperformed the median of its Peer Group and Morningstar category (Tactical Allocation) for the one-year and since inception (September 9, 2015) periods ended December 31, 2016. The Board also considered that the TDM Fund underperformed its benchmark (S&P 500 Total Return Index) as identified in its most recent semi-annual report for the period ended January 31, 2017. The Board took into account the presentation received from Hanlon regarding the TDM Fund’s underperformance and the Board’s consideration of Hanlon’s modifications to the TDM Fund’s investment strategy in an attempt to improve future returns. The Board found that subsequent to the Board’s initial consideration of the TDM Fund’s performance and following the modification of its investment strategy, that the TDM Fund’s performance suggested improvement. The Board concluded that, with respect to the Income Fund, overall performance was satisfactory, and that the underperformance of the TDM Fund was being addressed.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Hanlon, the Board considered, among other data, a comparison of each Hanlon Fund’s contractual advisory fee of 1.00% and net expense ratio to those of the funds in each Hanlon Fund’s Peer Group provided by Morningstar.

The Board noted that the Income Fund’s advisory fee was below the median of the Income Fund’s Peer Group. The Board also considered that the Income Fund’s total net expenses (Class I) was less than the median of the Peer Group. The Board also noted that Hanlon has agreed to reimburse expenses to limit net annual operating expenses to 1.70%, 2.45%, 1.45%, 1.85% and 2.45% of the average daily net assets (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) attributable to Class A, Class C, Class I, Class R and Investor Class shares, respectively.

With respect to the TDM Fund, the Board noted that Hanlon’s advisory fee of 1.00% was below the median of the TDM Fund’s Peer Group. The Board also considered that the TDM Fund’s total net expenses (Class I) was below the median of the Peer Group. The Board noted that Hanlon has agreed to reimburse expenses to limit net annual operating expenses to 1.70%, 2.45%, 1.45%, 1.85% and 2.45% of the average daily net assets (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) attributable to Class A, Class C, Class I, Class R and Investor Class shares, respectively .

Based upon the factors above, the Board concluded that the advisory fee paid to Hanlon by each Hanlon Fund was reasonable.

Profitability. The Board considered Hanlon’s profitability and whether these profits are reasonable in light of the services provided to the Hanlon Funds. The Board reviewed a profitability analysis prepared by Hanlon based on current asset levels of each of the Hanlon Funds, and considered the total profits of Hanlon from its relationship with each Hanlon Fund. The Board concluded that Hanlon’s profitability from its relationship with each of the Hanlon Funds was not excessive.

HANLON FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

Economies of Scale. The Board considered whether Hanlon would realize economies of scale with respect to its management of the Hanlon Funds as each Hanlon Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analysis prepared by Hanlon, and noted that at current and expected asset levels, economies of scale were not a relevant consideration for the Hanlon Funds at this time. The Board noted that it would revisit whether economies of scale should be taken into account in the future once the Hanlon Funds have achieved sufficient scale.

Other Benefits. The Board also considered any other direct and incidental benefits to be received by Hanlon from its association with the Hanlon Funds. The Board noted that Hanlon had identified potential “fall-out” benefits that it may receive including enhanced trading efficiencies from utilizing a pooled investment vehicle as compared to individual client accounts and brand recognition and reputation. The Board considered that these benefits appeared to be reasonable.

Conclusion. The Board, having requested and received such information from Hanlon as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for a one-year term is in the best interests of the Hanlon Funds and their shareholders. In considering the proposed Agreement’s renewal, the Board did not identify any one factor as all important, and each Trustee may have considered different factors as more important.

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	2	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012)	2	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012-2017);
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services) (2010-2016)	2	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee, Corporate Governance Committee Chairman	Indefinite, Since 2012	Interim Dean (since 2017); Professor (since 2016), Associate Professor (2014-2016), and Assistant Professor (2010-2014), University of Washington School of Law	2	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of July 31, 2017.

**	As of July 31, 2017, the Trust was comprised of 15 active portfolios managed by 9 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not share the same investment adviser with any other series of the Trust or hold themselves out as related to any other series of the Trust for investment purposes.

7/31/17 – Two Roads v2

HANLON FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

Officers of the Trust *

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President (Since June 2017) Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since (June 2017)	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary (Since 2013)	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012-2016), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer (Since Inception)	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of July 31, 2017.

**	As of July 31, 2017, the Trust was comprised of 15 active portfolios managed by 9 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that are (i) advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not share the same investment adviser with any other series of the Trust or hold themselves out as related to any other series of the Trust for investment purposes.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-828-3212.

7/31/17 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-944-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of trustees has determined that Mark Gersten is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last two fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2016	2017
Hanlon Managed Income Fund	14,000	14,500
Hanlon Tactical Dividend and Momentum Fund	14,000	14,500

(b)	Audit-Related Fees. There were no fees billed in the last fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2016	2017
Hanlon Managed Income Fund	2,000	2,600
Hanlon Tactical Dividend and Momentum Fund	2,000	2,600

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:
Fiscal years ended July 31, 2016 $0 Fiscal years ended July 31, 2017 $0

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2017 is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/5/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: 10/5/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: 10/5/2017